Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000000142 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000142 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000142 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000142 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000142 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000142 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000142 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000142 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000142 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000142 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000142 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000142 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000142 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000000144 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000000144 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000000144 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000144 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000144 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000144 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000000144 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000144 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000144 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000144 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000144 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000144 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000144 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000073393 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000073393 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000073393 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000073393 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000073393 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000073393 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000073393 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000073393 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000073393 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000073393 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073393 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073393 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000073393 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000130310 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000130310 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000130310 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000130310 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000130310 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000130310 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000130310 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000130310 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130310 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000130310 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130310 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130310 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000130310 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000246537 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000246537 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000246537 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000246537 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000246537 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000246537 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000246537 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246537 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000246537 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246537 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246537 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246537 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000246537 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%